Risk Management_Cash flow from principal and interest payments of nonderivative financial liabilities by estimated redemption or withdrawal (Details) - KRW (₩)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	₩ 191,825,000,000	₩ 327,030,000,000
Deposits due to customers	251,418,586,000,000	237,873,391,000,000
Borrowings	16,500,328,000,000	15,080,533,000,000
Debentures	30,714,176,000,000	29,811,344,000,000
Other financial liabilities	16,834,966,000,000	10,144,982,000,000
Total	315,659,881,000,000	293,237,280,000,000
Within 3 months
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	191,825,000,000	168,442,000,000
Deposits due to customers	163,787,990,000,000	159,146,602,000,000
Borrowings	6,373,835,000,000	6,115,732,000,000
Debentures	2,153,916,000,000	1,955,255,000,000
Other financial liabilities	14,240,022,000,000	7,121,342,000,000
Total	186,747,588,000,000	174,507,373,000,000
4 to 6 months
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	0	155,984,000,000
Deposits due to customers	38,126,886,000,000	31,298,562,000,000
Borrowings	2,846,294,000,000	1,893,173,000,000
Debentures	2,416,483,000,000	2,452,565,000,000
Other financial liabilities	44,572,000,000	162,871,000,000
Total	43,434,235,000,000	35,963,155,000,000
7 to 9 months
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	0	1,717,000,000
Deposits due to customers	20,993,436,000,000	16,667,130,000,000
Borrowings	1,874,069,000,000	1,489,272,000,000
Debentures	2,201,070,000,000	1,018,714,000,000
Other financial liabilities	169,996,000,000	825,000,000
Total	25,238,571,000,000	19,177,658,000,000
10 to 12 months
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	0	512,000,000
Deposits due to customers	23,262,092,000,000	21,995,294,000,000
Borrowings	1,607,985,000,000	1,178,107,000,000
Debentures	2,584,230,000,000	1,744,731,000,000
Other financial liabilities	1,201,000,000	1,003,000,000
Total	27,455,508,000,000	24,919,647,000,000
1 to 5 years
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	0	375,000,000
Deposits due to customers	5,230,533,000,000	6,487,047,000,000
Borrowings	3,156,128,000,000	3,924,681,000,000
Debentures	18,955,400,000,000	19,770,380,000,000
Other financial liabilities	90,615,000,000	128,940,000,000
Total	27,432,676,000,000	30,311,423,000,000
Over 5 years
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	0	0
Deposits due to customers	17,649,000,000	2,278,756,000,000
Borrowings	642,017,000,000	479,568,000,000
Debentures	2,403,077,000,000	2,869,699,000,000
Other financial liabilities	2,288,560,000,000	2,730,001,000,000
Total	₩ 5,351,303,000,000	₩ 8,358,024,000,000